Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred shares, par value
Preferred shares, unlimited shares authorized
Common shares, par value
Common shares, unlimited shares authorized
Common shares, shares issued	2,012,298,797	1,006,116,602
Common shares, shares outstanding	2,012,298,797	1,006,116,602